Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net loss (income) realized before calculation of income tax, domestic	$ 96,900,000	$ 54,200,000	$ 33,400,000
Net loss (income) realized before calculation of income tax, foreign	(700,000)	400,000	100,000
Net operating loss carryforwards	137,000,000	45,500,000	$ 29,100,000
Uncertain tax positions	0	0
Accrued interest or penalties related to uncertain tax positions	$ 0	$ 0